Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Jun. 01, 2024	Jun. 03, 2023	May 28, 2022	May 29, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for CEO ($)(1)	Compensation Actually Paid to CEO ($)(2)	Average Summary Compensation Table Total for Other NEOs ($)(1)	Average Compensation Actually Paid to Other NEOs ($)(2)	Company TSR ($)	Peer Group TSR ($)(3)	Net Income (in millions) ($)(4)	EBITDA, As Adjusted (in millions) ($)(5)
2024	8,957,907	11,254,266	3,217,718	4,114,728	132.65	208.21	82.3	388.8
2023	5,835,567	(336,686)	1,696,974	577,205	66.45	140.06	42.1	382.8
2022	4,984,838	(1,966,393)	1,689,059	1,144,496	137.73	147.90	(27.1)	347.5
2021	6,388,353	16,841,666	1,747,008	3,875,768	210.48	213.74	174.6	336.0

Company Selected Measure Name	EBITDA, As Adjusted*
Named Executive Officers, Footnote	The total compensation reported in the above table is for the following NEOs:

Fiscal Year	CEO	Other NEOs
2024	Andi R. Owen	Jeffrey M. Stutz, Christopher M. Baldwin, John P. Michael, Debbie F. Propst
2023	Andi R. Owen	Jeffrey M. Stutz, Christopher M. Baldwin, John P. Michael, Debbie F. Propst
2022	Andi R. Owen	Jeffrey M. Stutz, Christopher M. Baldwin, John P. Michael, Debbie F. Propst
2021	Andi R. Owen	Jeffrey M. Stutz, Megan Lyon, Debbie F. Propst, B. Ben Watson

Peer Group Issuers, Footnote	Represented for each of the indicated fiscal years is the cumulative weighted TSR of our custom TSR peer group. The peer group for purposes of this table for each of 2024, 2023, 2022, and 2021 is the same as our peer group as set in the Fiscal 2024 Compensation Program - Long-Term Incentives section of the CD&A.
Changed Peer Group, Footnote	Represented for each of the indicated fiscal years is the cumulative weighted TSR of our custom TSR peer group. The peer group for purposes of this table for each of 2024, 2023, 2022, and 2021 is the same as our peer group as set in the Fiscal 2024 Compensation Program - Long-Term Incentives section of the CD&A.
PEO Total Compensation Amount	$ 8,957,907	$ 5,835,567	$ 4,984,838	$ 6,388,353
PEO Actually Paid Compensation Amount	$ 11,254,266	(336,686)	(1,966,393)	16,841,666
Adjustment To PEO Compensation, Footnote

Fiscal Year	NEO Type	Summary Compensation Table Total ($)	Reported Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid ($)
2024	CEO	8,957,907	7,633,132	9,929,491	11,254,266
	Other NEOs	3,217,718	2,260,736	3,157,746	4,114,728
2023	CEO	5,835,567	4,294,328	(1,877,925)	(336,686)
	Other NEOs	1,696,974	758,188	(361,581)	577,205
2022	CEO	4,984,838	2,272,521	(4,678,710)	(1,966,393)
	Other NEOs	1,689,059	503,537	(41,026)	1,144,496
2021	CEO	6,388,353	4,166,278	14,619,591	16,841,666
	Other NEOs	1,747,008	904,311	3,033,071	3,875,768

Fiscal Year	NEO Type	Year End Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value at Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	CEO	7,468,249	1,815,281	—	516,852	—	129,109	9,929,491
	Other NEOs	2,654,832	299,166	—	171,933	—	31,815	3,157,746
2023	CEO	1,139,605	(2,495,253)	—	(547,281)	—	25,004	(1,877,925)
	Other NEOs	202,126	(490,073)	—	(84,229)	—	10,595	(361,581)
2022	CEO	1,291,231	(5,265,971)	—	(726,187)	—	22,217	(4,678,710)
	Other NEOs	535,890	(663,576)	143,163	(69,635)	—	13,132	(41,026)
2021	CEO	13,255,049	1,292,410	—	9,919	—	62,213	14,619,591
	Other NEOs	2,833,444	187,112	—	1,017	—	11,498	3,033,071

Non-PEO NEO Average Total Compensation Amount	$ 3,217,718	1,696,974	1,689,059	1,747,008
Non-PEO NEO Average Compensation Actually Paid Amount	$ 4,114,728	577,205	1,144,496	3,875,768
Adjustment to Non-PEO NEO Compensation Footnote

Fiscal Year	NEO Type	Summary Compensation Table Total ($)	Reported Summary Compensation Table Value of Equity Awards ($)(a)	Equity Award Adjustments ($)(b)	Compensation Actually Paid ($)
2024	CEO	8,957,907	7,633,132	9,929,491	11,254,266
	Other NEOs	3,217,718	2,260,736	3,157,746	4,114,728
2023	CEO	5,835,567	4,294,328	(1,877,925)	(336,686)
	Other NEOs	1,696,974	758,188	(361,581)	577,205
2022	CEO	4,984,838	2,272,521	(4,678,710)	(1,966,393)
	Other NEOs	1,689,059	503,537	(41,026)	1,144,496
2021	CEO	6,388,353	4,166,278	14,619,591	16,841,666
	Other NEOs	1,747,008	904,311	3,033,071	3,875,768

Fiscal Year	NEO Type	Year End Fair Value of Outstanding and Unvested Equity Awards ($)	Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value at Vesting Date of Equity Awards Granted and Vested in the Year ($)	Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation ($)	Total Equity Award Adjustments ($)
2024	CEO	7,468,249	1,815,281	—	516,852	—	129,109	9,929,491
	Other NEOs	2,654,832	299,166	—	171,933	—	31,815	3,157,746
2023	CEO	1,139,605	(2,495,253)	—	(547,281)	—	25,004	(1,877,925)
	Other NEOs	202,126	(490,073)	—	(84,229)	—	10,595	(361,581)
2022	CEO	1,291,231	(5,265,971)	—	(726,187)	—	22,217	(4,678,710)
	Other NEOs	535,890	(663,576)	143,163	(69,635)	—	13,132	(41,026)
2021	CEO	13,255,049	1,292,410	—	9,919	—	62,213	14,619,591
	Other NEOs	2,833,444	187,112	—	1,017	—	11,498	3,033,071

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

Tabular List of Financial Performance Measures
EBITDA, As Adjusted*
Operating Earnings, As Adjusted*
Revenue
Relative Total Shareholder Return (“rTSR”)

Total Shareholder Return Amount	$ 132.65	66.45	137.73	210.48
Peer Group Total Shareholder Return Amount	208.21	140.06	147.90	213.74
Net Income (Loss)	$ 82,300,000	$ 42,100,000	$ (27,100,000)	$ 174,600,000
Company Selected Measure Amount	388,800,000	382,800,000	347,500,000	336,000,000.0
PEO Name	Andi R. Owen	Andi R. Owen	Andi R. Owen	Andi R. Owen
Additional 402(v) Disclosure	Amounts reported are based on total compensation reported in the Summary Compensation Table for our CEO and on average for our Other NEOs for the indicated covered fiscal years and adjusted as shown in the table below. The fair value of equity awards was computed in accordance with the Company’s methodology used for financial reporting purposes.Represents the total of the amounts reported in the Stock Awards and Option Awards columns in the Summary Compensation Table for the applicable year.
Footnotes continued on next page
(b)The following table details the amounts deducted or added in calculating the equity award adjustments for our CEO, as well as the average for our other NEOs, as computed in accordance with Item 402(v). The valuation assumptions used to calculate equity award fair values did not materially differ from those disclosed at the time of grant.
	Net income (loss) used within this table refers to “Net earnings (loss) attributable to MillerKnoll, Inc.” as presented in our Annual Report on Form 10-K Consolidated Statements of Comprehensive Income.
Measure:: 1
Pay vs Performance Disclosure
Name	EBITDA, As Adjusted*
Non-GAAP Measure Description	In accordance with Item 402(v) of Regulation S-K, we determined EBITDA, As Adjusted by the Compensation Committee, to be our Company Selected Measure (“CSM”) that is the most important financial performance measure for fiscal 2024, used to link Compensation Actually Paid (“CAP”) to our NEOs because it is applied to both our AIP and LTI. EBITDA, As Adjusted is the Company’s net income or loss before interest, taxes, depreciation, and amortization, excluding earnings attributable to noncontrolling interests and plus or minus any adjustments approved by the Committee. For fiscal 2024, the Committee approved adjustments to EBITDA related to (1) costs incurred related to restructuring actions, (2) integration costs related to the Knoll acquisition, (3) non-cash intangible asset impairment charges, and (4) variances to plan related to actual versus budgeted foreign currency rates. For fiscal years 2023, 2022, and 2021, EBITDA, As Adjusted was not used as a financial measure for performance-based incentives; thus, the Committee did not approve and it is provided for comparison purposes only, and includes the adjustments noted above as well as adjustments related to charges associated with the extinguishment of debt.
Measure:: 2
Pay vs Performance Disclosure
Name	Operating Earnings, As Adjusted*
Measure:: 3
Pay vs Performance Disclosure
Name	Revenue
Measure:: 4
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (“rTSR”)
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (7,633,132)	$ (4,294,328)	$ (2,272,521)	$ (4,166,278)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	9,929,491	(1,877,925)	(4,678,710)	14,619,591
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	7,468,249	1,139,605	1,291,231	13,255,049
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,815,281	(2,495,253)	(5,265,971)	1,292,410
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	516,852	(547,281)	(726,187)	9,919
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	129,109	25,004	22,217	62,213
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,260,736)	(758,188)	(503,537)	(904,311)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,157,746	(361,581)	(41,026)	3,033,071
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,654,832	202,126	535,890	2,833,444
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	299,166	(490,073)	(663,576)	187,112
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	143,163	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	171,933	(84,229)	(69,635)	1,017
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0	0	0	0
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 31,815	$ 10,595	$ 13,132	$ 11,498